Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (929.6)	$ (331.4)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on pre-tax earnings	14.8	14.5
Total financial instrument exposure to credit risk	(113.0)	(144.8)
Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on pre-tax earnings	6.2	5.3
Total financial instrument exposure to credit risk	(55.6)	(48.0)
Cash and cash equivalents | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(24.7)	(18.9)
Cash and cash equivalents | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(2.0)	(11.8)
Equity securities | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(58.9)	(24.0)
Equity securities | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(31.4)	(35.9)
Trade receivables | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(13.4)	(10.1)
Accounts Payable And Accrued Liabilities | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(204.9)	(153.6)
Accounts Payable And Accrued Liabilities | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(24.2)	(17.7)
Income Taxes Payable | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(19.2)	(3.2)
Income Taxes Payable | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(34.4)	(45.6)
Other Monetary (Liabilities) Assets | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(3.9)	(66.8)
Other Monetary (Liabilities) Assets | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (12.4)	$ (6.6)